Borrowings - Additional information (Details) € in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 30, 2023 JPY (¥)
Minimum
Borrowings
Borrowings rates	4.04%	4.55%
Maximum
Borrowings
Borrowings rates	12.00%	11.76%
Guaranteed | SACE S.p.A.
Borrowings
Borrowings	€ 5,694	€ 8,580
JLSA Facility
Borrowings
Decrease in current borrowings due to buy back trademarks | ¥			¥ 3,714.4
Borrowings maturity	three years
Borrowings rates	9.10%
JLSA Facility | LGHL
Borrowings
Borrowings	€ 16,710,000	21,612
Secured | Asset pledged as collateral
Borrowings
Borrowings	€ 9,404	€ 8,283